Accounts Receivable - Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance		$ 2,495,301	$ 2,750,214
Total gross accounts receivable, Subsequent collection	[1]	$ 2,473,101	$ 2,750,214
Total gross accounts receivable, net, % of subsequent collection	[2]	99.10%	100.00%
Allowance for credit losses, balance
Allowance for credit losses, Subsequent collection	[1]
Allowance for credit losses, net, % of subsequent collection	[2]
Accounts receivable, net, balance		$ 2,495,301	$ 2,750,214
Accounts receivable, net, Subsequent collection	[1]	$ 2,473,101	$ 2,750,214
Accounts receivable, net, % of subsequent collection	[2]	99.10%	100.00%
Overdue but within 1 year [Member]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance		$ 541,427	$ 594,421
Total gross accounts receivable, Subsequent collection	[1]	$ 533,544	$ 594,421
Total gross accounts receivable, net, % of subsequent collection	[2]	98.50%	100.00%
Not yet due [Member]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance		$ 1,953,874	$ 2,155,793
Total gross accounts receivable, Subsequent collection	[1]	$ 1,939,557	$ 2,155,793
Total gross accounts receivable, net, % of subsequent collection	[2]	99.30%	100.00%

[1]	The amount of subsequent collection is as of July 15, 2025.
[2]	As of July 22, 2024, 99.5% of the overdue amounts (within one year) and 98.9% of the amounts not yet due had been collected. The remaining balances were fully collected during the fiscal year 2025.